Measures in the Argentine economy (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Measures in the Argentine economy
Description Of Structure Of Staggered Income Tax Rates	the applicable scale is the following: 25% up to an accumulated taxable net income of 7.6 million Ps.; 30% for the excess of such amount up to 76 million Ps.; and 35% for the excess of such amount	The scale consists of three segments: 25% up to an accumulated taxable net income of 5 million Ps.; 30% for the excess of such amount up to 50 million Ps.; and 35% for the excess of such amount.